Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Provisions
Total provisions	R 18,015	R 17,361
Short-term portion	(1,465)	(1,197)
Long-term provisions	16,550	16,164
Estimated undiscounted obligation	105,792	92,109
Within one year
Provisions
Total provisions	1,465	1,197
One to five years
Provisions
Total provisions	5,429	5,287
More than five years
Provisions
Total provisions	R 11,121	R 10,877